Related parties (Tables) - Sociedad Minera Cerro Verde S.A.A. [Member]	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Parties [Line Items]
Schedule of accounts receivable from related parties and accounts payable to related parties

Accounts receivable from related parties and accounts payable to related parties are made up as follows:

	December 31, 2020	December 31, 2019
	US$(000)	US$(000)

Accounts receivable from related parties
Parent Company
FMC (a)	462,304	401,211
Other related parties
Sumitomo (b)	16,352	10,760
Climax Molybdenum Marketing Corporation (c)	14,319	5,022
Embedded derivatives
Embedded derivatives (d)	101,434	36,077

Total accounts receivable from related parties	594,409	453,070

Classification by measurement
Accounts receivables from related parties (not subject to provisional pricing)	116,740	121,995
Accounts receivables from related parties (subject to provisional pricing)	376,235	294,998
Embedded derivatives (d)	101,434	36,077

	594,409	453,070

	December 31, 2020	December 31, 2019
	US$(000)	US$(000)

Accounts payable to related parties
Parent Company
FMC	—	367
Other related parties
Freeport-McMoRan Sales Company Inc.	2,883	3,086
Minera Freeport-McMoRan South America Ltda	402	561
Freeport Cobalt OY	161	—

Total accounts payable, short term	3,446	4,014

(a)Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021. Terms of the contract are reviewed annually.

(b)The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrate production through December 31, 2021. Terms of the contract are reviewed annually.

(c)The Company has a new long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on MWDO and under a delivery type known as CIF (cost, insurance and freight) from February 1, 2020, through January 31, 2022.

(d)Reflects the embedded derivative adjustment associated with accounts receivable from related parties (see Note 2(d) and 21).

Summary of the transactions with related entities that affected results (not including copper and molybdenum sales)

The following is a summary of the transactions with related entities that affected results (not including copper and molybdenum sales described in Note 14) for the year ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019	December 31, 2018
	US$(000)	US$(000)	US$(000)

Revenues
Supplies	768	—	—
Demurrage	226	688	524
Reimbursement	—	491	76

	994	1,179	600

	December 31, 2020	December 31, 2019	December 31, 2018
	US$(000)	US$(000)	US$(000)
Expenses
Reimbursement of information technology services	15,900	11,533	11,836
Commissions	7,801	8,953	8,292
Stock-based compensation (a)	2,259	1,560	1,174
Management fee	2,159	2,923	2,743
Supplies	492	908	1,133
Fixed assets and spare parts			14,265
	28,611	25,877	39,443

(a)As indicated in the table above, during 2020, 2019 and 2018 stock-based compensation expense totaled US$2.3 million, US$1.6 million and US$1.2 million and the related payments/vesting totaled US$0.8 million, US$0.4 million and US$0.5